Allowance for Credit Losses ("ACL") on Loans - Changes in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 59,958	$ 55,096	$ 52,803
Provision for credit losses	9,822	14,451	4,787
Recoveries	1,443	609	1,000
Charge-offs	(7,224)	(10,198)	(3,494)
Ending balance	67,201	59,958	55,096
Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	35,183	37,535	42,617
Provision for credit losses	7,402	4,281	1,353
Recoveries	1,242	376	145
Charge-offs	(5,683)	(7,009)	(6,580)
Ending balance	$ 38,144	$ 35,183	$ 37,535